PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Machinery and equipment (i)	5,618,788	5,982,900
Electronics and office equipment	13,641	11,030
Total property and equipment	5,632,429	5,993,930

Less: Accumulated depreciation	1,547,262	927,918
Less: Provision for impairment (ii)	1,827,373	307,733
Property and equipment, net	2,257,794	4,758,279

(i)	On December 15, 2022, our holding company MFH Cayman entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in MFH Cayman’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000. In January 2023, MFH Cayman transferred all of these Web3 decentralized storage infrastructures to our US subsidiary MFH Tech and established MFH Tech as the business entity for our distributed storage and computing services.

(ii)

During 2023, approximately 20 machines of the Web3 decentralized storage infrastructure experienced severe malfunctions that prevented them from continuing operations. We scrapped the machines and recognized an impairment loss of $307,733, with an original cost of $364,112 and accumulated depreciation of $56,379. As of December 31, 2024, these impaired machines had been written off.

In the end of June 2024, we re-evaluated our Web3 decentralized storage infrastructure, the market value of these devices had been significantly lower than our book value due to the upgrading of chip technology, and our Filecoin mining business had not been profitable. Based on the valuation report provided by our technical advisor, Origin Storage Pte. Ltd, with reference to the latest comparable market prices and adjustment for years of usage, we recognized an impairment loss of $1,827,373 for the Web3 decentralized storage infrastructure.

In January 2025, APV International Consulting & Appraisal Limited (“APV”), a professional evaluation agency, conducted a more detailed evaluation of our Web3 decentralized storage infrastructure. Based on the valuation report provided by APV, with reference to the latest comparable market prices and adjustment for years of usage, we do not need to make any further provision for impairment losses.